Hedging Activities - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized loss deferred to AOCI	$ 0	$ 1,372
Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount and location of expense reclassified from AOCI into expense (Effective Portion)	0	(2,649)	$ (1,754)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value	0	1,782
Net unrealized loss deferred to AOCI	0	1,372
Interest rate swaps | Prepaid expenses and other current assets
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value	0	0
Interest rate swaps | Other non-current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value	$ 0	$ 1,782